Schedule of Movement In Contract Liabilities (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Other Liabilities Disclosure [Abstract]
Balance at beginning of the year ended December 31	$ 537,604	$ 4,199,173	$ 5,474,175
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(537,604)	(4,199,173)	(5,474,175)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	591,441	4,619,690	4,199,173
Balance at end of the year ended December 31	$ 591,441	$ 4,619,690	$ 4,199,173